FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08394
                                  -----------

                           TEMPLETON DRAGON FUND, INC.
                         --------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  954/527-7500
                                                    -------------

Date of fiscal year end:   12/31
                         -----------

Date of reporting period:   3/31/08
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

TEMPLETON DRAGON FUND, INC.

QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2008

CONTENTS

Statement of Investments ...........................................   3

Notes to Statement of Investments ..................................   7

                     [FRANKLIN TEMPLETON INVESTMENTS LOGO]

                      Franklin - TEMPLETON - Mutual Series

                                          Quarterly Statement of Investments | 1

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                       This page intentionally left blank.

TEMPLETON DRAGON FUND, INC.

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

                                                                             COUNTRY      SHARES/UNITS          VALUE
                                                                           -----------   -------------       ------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS 98.4%
      AIR FREIGHT & LOGISTICS 0.1%
      Sinotrans Ltd., H ..............................................        China          3,017,000       $    872,055
                                                                                                             ------------
      AUTO COMPONENTS 2.4%
      Cheng Shin Rubber Industry Co. Ltd. ............................       Taiwan         11,111,391         22,561,385
      Norstar Founders Group Ltd. ....................................      Hong Kong       13,376,000          3,986,578
                                                                                                             ------------
                                                                                                               26,547,963
                                                                                                             ------------
      AUTOMOBILES 1.3%
      Dongfeng Motor Corp., H ........................................        China         27,354,000         12,299,145
      Great Wall Motor Co. Ltd., H ...................................        China          1,712,000          1,651,694
                                                                                                             ------------
                                                                                                               13,950,839
                                                                                                             ------------
      COMMERCIAL BANKS 9.0%
      Bank of China Ltd., H ..........................................        China         35,481,000         15,132,823
  (a) Bank of China Ltd., H, 144A ....................................        China         20,840,000          8,888,364
      China Construction Bank Corp., H ...............................        China         70,434,000         52,570,789
  (a) Industrial and Commercial Bank of China, H, 144A ...............        China         31,104,000         21,657,162
                                                                                                             ------------
                                                                                                               98,249,138
                                                                                                             ------------
      COMMUNICATIONS EQUIPMENT 0.4%
      D-Link Corp ....................................................       Taiwan          1,524,240          2,513,062
      ZTE Corp., H. ..................................................        China            488,000          2,297,629
                                                                                                             ------------
                                                                                                                4,810,691
                                                                                                             ------------
      COMPUTERS & Peripherals 5.2%
      Acer Inc. ......................................................       Taiwan          3,636,360          6,509,954
      Advantech Co. Ltd. .............................................       Taiwan          1,727,219          4,081,164
      Asustek Computer Inc. ..........................................       Taiwan         13,327,755         39,035,449
      Lite-On IT Corp. ...............................................       Taiwan          5,531,720          4,714,896
      Lite-On Technology Corp. .......................................       Taiwan          1,988,514          2,313,291
                                                                                                             ------------
                                                                                                               56,654,754
                                                                                                             ------------
      DISTRIBUTORS 1.9%
      China Resources Enterprise Ltd. ................................      Hong Kong        5,818,000         18,685,285
  (b) Dah Chong Hong Holdings Ltd. ...................................      Hong Kong        4,454,520          1,499,299
(a,b) Dah Chong Hong Holdings Ltd., 144A .............................      Hong Kong          550,000            185,119
                                                                                                             ------------
                                                                                                               20,369,703
                                                                                                             ------------
      DIVERSIFIED TELECOMMUNICATION SERVICES 2.2%
      China Netcom Group Corp. (Hong Kong) Ltd. ......................        China          1,456,000          4,189,820
      China Telecom Corp. Ltd., H ....................................        China         32,240,000         20,211,608
                                                                                                             ------------
                                                                                                               24,401,428
                                                                                                             ------------
      ELECTRIC UTILITIES 4.1%
      Cheung Kong Infrastructure Holdings Ltd. .......................      Hong Kong       11,060,000         44,400,838
                                                                                                             ------------

                                          Quarterly Statement of Investments | 3

TEMPLETON DRAGON FUND, INC.

                                                                         COUNTRY       SHARES/UNITS         VALUE
                                                                       -----------    --------------   --------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    ELECTRICAL EQUIPMENT 0.2%
    BYD Co. Ltd., H ................................................      China           1,107,700     $   2,034,905
                                                                                                        -------------
    ELECTRONIC EQUIPMENT & Instruments 1.3%
    AU Optronics Corp. .............................................      Taiwan          6,856,845        11,891,787
    Yorkey Optical International Cayman Ltd.. ......................      China           9,347,000         2,221,416
                                                                                                        -------------
                                                                                                           14,113,203
                                                                                                        -------------
    ENERGY EQUIPMENT & Services 0.1%
(b) Honghua Group Ltd. .............................................      China           3,353,000         1,085,476
                                                                                                        -------------
    FOOD & Staples Retailing 13.5%
    Dairy Farm International Holdings Ltd. .........................    Hong Kong        33,219,078       147,824,897
                                                                                                        -------------
    FOOD PRODUCTS 0.8%
(b) China Foods Ltd. ...............................................      China           5,320,000         3,007,117
    People's Food Holdings Ltd. ....................................      China           3,031,000         2,290,456
    Uni-President Enterprises Corp. ................................      Taiwan          1,229,231         1,822,386
    Xiwang Sugar Holdings Co. Ltd. .................................    Hong Kong         3,638,000         1,275,885
                                                                                                        -------------
                                                                                                            8,395,844
                                                                                                        -------------
    HOTELS, RESTAURANTS & Leisure 0.3%
    NagaCorp Ltd. ..................................................     Cambodia        17,265,000         3,748,343
                                                                                                        -------------
    INDEPENDENT POWER PRODUCERS & Energy Traders 2.2%
    Datang International Power Generation Co. Ltd., H ..............      China          29,806,000        15,813,928
    Guangdong Electric Power Development Co. Ltd., B ...............      China           8,604,300         4,819,346
    Huadian Power International Corp. Ltd., H. .....................      China           8,404,000         2,094,468
    Huaneng Power International Inc., H ............................      China           1,454,000         1,103,921
                                                                                                        -------------
                                                                                                           23,831,663
                                                                                                        -------------
    INDUSTRIAL CONGLOMERATES 5.0%
    Citic Pacific Ltd. .............................................    Hong Kong         6,638,000        28,140,849
    Shanghai Industrial Holdings Ltd. ..............................      China           6,850,000        25,871,638
                                                                                                        -------------
                                                                                                           54,012,487
                                                                                                        -------------
    INSURANCE 0.2%
    China Life Insurance Co. Ltd., H ...............................      China             523,000         1,797,262
                                                                                                        -------------
    IT SERVICES 0.3%
    Travelsky Technology Ltd., H ...................................      China           5,087,000         3,783,784
                                                                                                        -------------
    MACHINERY 1.9%
    China Infrastructure Machinery Holdings Ltd. ...................    Hong Kong         1,449,000         1,081,510
    China International Marine Containers (Group) Co. Ltd., B ......      China          11,778,895        20,125,293
                                                                                                        -------------
                                                                                                           21,206,803
                                                                                                        -------------

4 | Quarterly Statement of Investments

TEMPLETON DRAGON FUND, INC.

                                                                         COUNTRY      SHARES/UNITS         VALUE
                                                                        ---------     ------------     -------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      MEDIA 0.2%
      Next Media Ltd. .............................................     Hong Kong          614,000     $     239,788
  (a) Next Media Ltd., 144A .......................................     Hong Kong        4,974,000         1,942,520
                                                                                                       -------------
                                                                                                           2,182,308
                                                                                                       -------------
      METALS & Mining 0.1%
      Aluminum Corp. of China Ltd., H .............................       China            952,000         1,538,522
                                                                                                       -------------
      OIL, GAS & CONSUMABLE FUELS 23.0%
  (a) China Coal Energy Co., H, 144A...............................       China            891,000         1,552,113
      China Petroleum and Chemical Corp., H .......................       China         97,904,000        83,764,631
      China Shenhua Energy Co. Ltd., H ............................       China          6,448,000        25,761,517
      CNOOC Ltd....................................................       China         24,902,000        36,789,009
  (a) CNOOC Ltd., 144A ............................................       China         13,283,000        19,623,661
      PetroChina Co. Ltd., H ......................................       China         57,624,000        71,954,122
      Yanzhou Coal Mining Co. Ltd., H .............................       China          7,984,000        11,302,854
                                                                                                       -------------
                                                                                                         250,747,907
                                                                                                       -------------
      PHARMACEUTICALS 0.1%
      Tong Ren Tang Technologies Co. Ltd., H ......................       China            679,000           912,405
                                                                                                       -------------
      REAL ESTATE 1.5%
      Cheung Kong (Holdings) Ltd. .................................     Hong Kong        1,167,000        16,566,057
                                                                                                       -------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT 0.2%
  (b) Soho China Ltd. .............................................       China          1,783,500         1,200,578
(a,b) Soho China Ltd., 144A .......................................       China            764,000           514,293
                                                                                                       -------------
                                                                                                           1,714,871
                                                                                                       -------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.6%
      MediaTek Inc. ...............................................      Taiwan            380,000         5,002,139
      Novatek Microelectronics Corp. Ltd. .........................      Taiwan          2,848,673        10,405,854
  (b) Semiconductor Manufacturing International Corp. .............       China         30,520,000         2,117,212
      Sunplus Technology Co. Ltd ..................................      Taiwan          3,628,419         4,483,731
      Taiwan Semiconductor Manufacturing Co. Ltd. .................      Taiwan         13,506,914        28,047,727
                                                                                                       -------------
                                                                                                          50,056,663
                                                                                                       -------------
      SPECIALTY RETAIL 0.1%
      I.T. Ltd. ...................................................     Hong Kong        1,196,000           333,409
      Sa Sa International Holdings Ltd ............................     Hong Kong        2,430,000           905,295
                                                                                                       -------------
                                                                                                           1,238,704
                                                                                                       -------------
      TEXTILES, APPAREL & LUXURY GOODS 0.5%
      Tack Fat Group International Ltd. ...........................     Hong Kong       19,824,000         1,757,221
      Tainan Enterprises Co. Ltd. .................................      Taiwan          1,657,443         2,263,596
      Weiqiao Textile Co. Ltd., H .................................       China            801,000         1,029,007
                                                                                                       -------------
                                                                                                             5,049,824
                                                                                                         -------------

                                          Quarterly Statement of Investments | 5

TEMPLETON DRAGON FUND, INC.

                                                                          COUNTRY       SHARES/UNITS          VALUE
                                                                       -------------  ---------------    ---------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    TRANSPORTATION INFRASTRUCTURE 2.8%
    Cosco Pacific Ltd. ...............................................      China            3,354,000    $     6,540,649
    Hopewell Holdings Ltd ............................................    Hong Kong          5,876,000           ,306,184
(a) Rickmers Maritime, 144A. .........................................    Singapore          2,904,000          2,152,284
                                                                                                          ---------------
                                                                                                               30,999,117
                                                                                                          ---------------
    WIRELESS TELECOMMUNICATION SERVICES 12.9%
    China Mobile Ltd. ................................................      China            8,905,000        132,473,343
    Taiwan Mobile Co. Ltd. ...........................................      Taiwan           4,294,831          8,268,260
                                                                                                          ---------------
                                                                                                              140,741,603
                                                                                                          ---------------
    TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
    (COST $515,387,630) ..............................................                                      1,073,840,057
                                                                                                          ---------------

    SHORT TERM INVESTMENT (COST $14,913,907) 1.4%
    MONEY MARKET FUND 1.4%
(c) Franklin Institutional Fiduciary  Trust Money Market Portfolio,
    2.50%.............................................................   United States      14,913,907         14,913,907
                                                                                                          ---------------
    TOTAL INVESTMENTS (COST $530,301,537) 99.8% ......................                                      1,088,753,964
    OTHER ASSETS, LESS LIABILITIES 0.2% ..............................                                          2,241,398
                                                                                                          ---------------
    NET ASSETS 100.0% ................................................                                    $ 1,090,995,362
                                                                                                          ===============

(a) Security was purchased pursuant to Rule 144A under the Securities
    Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2008, the aggregate value of these securities was $56,515,516 representing 5.18% of net assets.

(b)  Non-income producing for the twelve months ended March 31, 2008.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

6| See Notes to Statement of Investments. | Quarterly Statement of Investments

TEMPLETON DRAGON FUND, INC.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Dragon Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.

                                          Quarterly Statement of Investments | 7

TEMPLETON DRAGON FUND, INC.

3. INCOME TAXES

At March 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                                       $    530,446,591
                                                          ================

Unrealized appreciation                                   $    587,376,438
Unrealized depreciation                                        (29,069,065)
                                                          ----------------
Net unrealized appreciation (depreciation)                $    558,307,373
                                                          ================

4. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

5. FAIR VALUE MEASUREMENTS

The Fund adopted FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

- Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

8 | Quarterly Statement of Investments

TEMPLETON DRAGON FUND, INC.

5. FAIR VALUE MEASUREMENTS (CONTINUED)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2008, all of the Fund's investments in securities carried at fair value were in Level 1 inputs.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

                                          Quarterly Statement of Investments | 9


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DRAGON FUND, INC.

By /s/GALEN G. VETTER
  --------------------------------
     Galen G. Vetter
     Chief Executive Officer -
       Finance and Administration
     Date  May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/GALEN G. VETTER
  --------------------------------
     Galen G. Vetter
     Chief Executive Officer -
       Finance and Administration
     Date  May 27, 2008



By /s/LAURA F. FERGERSON
  -------------------------------
     Laura F. Fergerson
     Chief Financial Officer and
     Chief Accounting Officer
     Date  May 27, 2008